Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 71,641,496	$ 9,966,265	¥ (421,190,362)	¥ (357,731,093)